Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2014		2013		2012
	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$ 60	35.0%	$ 133	35.0%	$ 1,761	35.0%
Income tax expense (benefit) related to prior years	(41)	(23.9)	116	30.5	(82)	(1.6)
Other	(8)	(4.7)	-		-

Total income tax expense	$ 11	6.4%	$ 249	65.5%	$ 1,679	33.4%